COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

Regulatory Matters

Laws and regulations governing federal Medicare and state Medicaid programs are complex and subject to interpretation. Compliance with such laws and regulations can be subject to future governmental review and interpretation as well as significant regulatory action including fines, penalties, and exclusion from certain governmental programs. In February and May 2016, CMS decertified the Jeffersonville and Oceanside Facilities respectively, meaning the facilities can no longer accept Medicare or Medicaid patients. For further information, see Note 7 - Leases.

Legal Matters

The Company is party to various legal actions and administrative proceedings and is subject to various claims arising in the ordinary course of business, including claims that the services the Company provided during the time it operated skilled nursing facilities resulted in injury or death to the patients of the Company’s facilities and claims related to professional and general negligence, employment, staffing requirements and commercial matters. Although the Company intends to vigorously defend itself in these matters, there is no assurance that the outcomes of these matters will not have a material adverse effect on the Company’s business, results of operations and financial condition.

The Company previously operated, and the Company’s tenants now operate, in an industry that is extremely regulated. As such, in the ordinary course of business, the Company’s tenants are continuously subject to state and federal regulatory scrutiny, supervision and control. Such regulatory scrutiny often includes inquiries, investigations, examinations, audits, site visits and surveys, some of which are non-routine. In addition, we believe that there has been, and will continue to be, an increase in governmental investigations of long-term care providers, particularly in the area of Medicare/Medicaid false claims, as well as an increase in enforcement actions resulting from these investigations. Adverse determinations in legal proceedings or governmental investigations against or involving the Company, for the Company’s prior operations, or the Company’s tenants, whether currently asserted or arising in the future, could have a material adverse effect on the Company’s business, results of operations and financial condition.

Professional and General Liability Claims. The Company was a defendant in a purported class action lawsuit captioned Amy Cleveland et. al. v. APHR&R Nursing, LLC et al filed on March 4, 2015 with the Circuit Court of Pulaski County, Arkansas, 16th Division, 6th Circuit (the “Amy Cleveland Class Action”). On December 16, 2015, the Company’s insurance carrier reached a settlement with each of the individual plaintiffs on behalf of the Company and all other defendants pursuant to which separate payments were to be made by the Company’s insurance carrier to the plaintiffs. The individual settlements were contingent on approval by the probate courts having jurisdiction over the deceased plaintiffs’ respective estates, if applicable. As of June 30, 2016, all of the individual settlement agreements had been approved and the settlement consideration paid to the plaintiffs.

As of September 30, 2016, the Company was a defendant in a total of 33 professional and general liability cases, (some of which may be covered by the Company’s insurance) from current or former patients, including 16 cases recently filed in the State of Arkansas by the same plaintiff attorney who represented the plaintiffs in the Amy Cleveland Class Action. The claims generally seek unspecified compensatory and punitive damages for former patients of the Company who were allegedly injured while patients of facilities operated by the Company due to professional negligence and/or understaffing. The Company self-insures against these risks and uses a third party administrator and outside counsel to manage and defend the claims. The cases are in various stages of discovery, and the Company intends to vigorously litigate the claims.
The Company established a self-insurance reserve for these professional and general liability claims, included within “Accrued expenses and other” in the Company’s unaudited consolidated balance sheets of $1.5 million and $0.2 million at September 30, 2016, and December 31, 2015, respectively.

Ohio Attorney General Action. On October 27, 2016, the Attorney General of Ohio (the “OAG”) filed in the Court of Common Pleas, Franklin County, Ohio a complaint against The Pavilion Care Center, LLC, Hearth & Home of Greenfield, LLC (each a subsidiary of the Company), and certain other parties (including parties for which the Company provides or provided management services). The lawsuit alleges that defendants submitted improper Medicaid claims for independent laboratory services for glucose blood tests and capillary blood draws and further alleges that defendants (i) engaged in deception, (ii) willfully received Medicaid payments to which they were not entitled or in a greater amount than that to which they were entitled, and (iii) obtained payments under the Medicaid program to which they were not entitled pursuant to their provider agreements and applicable Medicaid rules and regulations. The OAG is seeking, among other things, triple the amount of damages proven at trial (plus interest) and not less than $5,000 and not more than $10,000 for each deceptive claim or falsification. As previously disclosed, the Company received a letter from the OAG in February 2014 demanding repayment of allegedly improper Medicaid claims related to glucose blood tests and capillary blood draws and penalties of approximately $1.0 million, and the Company responded to such letter in July 2014 denying all claims. Although there is no assurance as to the ultimate outcome of this matter or its impact on the Company’s business or its financial condition or results of operations, the Company believes it has meritorious defenses and intends to defend the OAG’s allegations vigorously.

COMMITMENTS AND CONTINGENCIES
Regulatory Matters
Laws and regulations governing federal Medicare and state Medicaid programs are complex and subject to interpretation. Compliance with such laws and regulations can be subject to future governmental review and interpretation as well as significant regulatory action including fines, penalties, and exclusion from certain governmental programs. The Company believes that it is in compliance in all material respects with all applicable laws and regulations.

Legal Matters
The Company is party to various legal actions and administrative proceedings and are subject to various claims arising in the ordinary course of business, including claims that the services the Company provides during the time it operated skilled nursing facilities resulted in injury or death to the residents of the Company's facilities and claims related to employment, staffing requirements and commercial matters. Although the Company intends to vigorously defend itself in these matters, there is no assurance that the outcomes of these matters will not have a material adverse effect on the Company's business, results of operations and financial condition.
The Company previously operated, and the Company's tenants now operate, in an industry that is extremely regulated. As such, in the ordinary course of business, the Company's tenants are continuously subject to state and federal regulatory scrutiny, supervision and control. Such regulatory scrutiny often includes inquiries, investigations, examinations, audits, site visits and surveys, some of which are non-routine. In addition, we believe that there has been, and will continue to be, an increase in governmental investigations of long-term care providers, particularly in the area of Medicare/Medicaid false claims, as well as an increase in enforcement actions resulting from these investigations. Adverse determinations in legal proceedings or governmental investigations against or involving the Company, for the Company's prior operations, or the Company's tenants, whether currently asserted or arising in the future, could have a material adverse effect on the Company's business, results of operations and financial condition.
The Company is a defendant in a purported class action lawsuit captioned Amy Cleveland et. al. v. APHR&R Nursing, LLC et al filed on March 4, 2015 with the Circuit Court of Pulaski County, Arkansas, 16th Division, 6th Circuit. On December 16, 2015, the Company's insurance carrier reached a settlement with each of the individual plaintiffs on behalf of the Company and all other defendants pursuant to which separate payments are to be made by the Company's carrier to the plaintiffs. The individual settlements are contingent on approval by the probate courts having jurisdiction over the deceased plaintiffs' respective estates, if applicable. As of March 28, 2016, all but three of the individual settlement agreements had been approved and the settlement consideration paid to the plaintiffs.

On June 24, 2013, South Star Services, Inc. (“SSSI”), Troy Clanton and Rose Rabon (collectively, the “Plaintiffs”) filed a complaint in the District Court of Oklahoma County, State of Oklahoma against: (i) AdCare, certain of its wholly owned subsidiaries and AdCare’s former Chief Executive Officer (collectively, the “AdCare Defendants”); (ii) Christopher Brogdon (a director of the Company, owner of greater than 5% of the outstanding shares of AdCare Health Systems, Inc. common stock and former Chief Acquisition Officer of the Company) and his wife; and (iii) five entities controlled by Mr. and Mrs. Brogdon, which entities own five skilled-nursing facilities located in Oklahoma that were previously managed by an AdCare subsidiary (the "Oklahoma Facilities"). On February 10, 2015, Plaintiffs and the defendants participated in a voluntary mediation in an attempt to resolve the case. Although the case did not settle at the mediation, Plaintiffs and defendants continued to negotiate over the following weeks and executed a settlement agreement on March 30, 2015 (the "Clanton Settlement Agreement") to settle all claims for a lump sum payment of $2.0 million. In April 2015, under the Clanton Settlement Agreement, the Company paid $0.6 million to the Plaintiffs with the balance paid by two of the Company's insurance carriers. The Company and the other defendants in the matter deny all of the Plaintiff's claims and any wrongdoing but agreed to settle the matter to avoid the continued expense and unpredictability of litigation.
Special Termination Benefits
In 2014, the Company incurred certain salary retirement and continuation costs of approximately $2.4 million related to separation agreements with certain of the Company's former officers, an amendment to the consulting agreement with Mr. Brogdon (a former Director), and future severance due to certain employees resulting from the Company's transition from an owner and operator of healthcare properties to lessor and sublessor of healthcare properties. The benefits include wage continuation and fringe benefits which are to be paid out to these former officers and employees over various future periods.
During the year ended December 31, 2015, the Company incurred periodic consulting expenses paid to former Company employees. Such expenses were incurred on an hourly contracted basis and were largely non-substantial during the year. Such consulting expenses are not expected to be substantial on a going forward basis.